PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 7– PROPERTY, PLANT AND EQUIPMENT

The following table summarizes the components of the Group’s property and equipment as of the dates presented:

	Thousands of Yen
	March 31, 2025	March 31, 2024
Buildings	¥98,383	¥83,979
Leasehold improvements	226,697	316,675
Vehicles	1,691	1,691
Tools, Furniture, and Fixtures	234,159	222,813
Land	70,894	70,894
Right-of-use assets- Finance lease	64,879	46,519
	696,703	742,571
Accumulated depreciation	(301,452)	(286,775)
Accumulated depreciation- Finance lease	(37,724)	(28,931)
Total	¥357,527	¥426,865

Depreciation expense for the years ended March 31, 2025, 2024 and 2023 was ¥135,623 thousand, ¥80,581 thousand and ¥76,612 thousand, respectively, of which ¥95,828 thousand, ¥32,478 thousand and ¥23,003 thousand are recorded under selling, general and administrative expenses, respectively.